Hartford Multifactor Global Small Cap ETF
Hartford Multifactor Global Small Cap ETF

August 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford MULTIFACTOR global small cap ETF SUMMARY PROSPECTUS DATED JANUARY 28, 2019

AND

HARTFORD MULTIFACTOR ETFS PROSPECTUS DATED JANUARY 28, 2019

IMPORTANT NOTICE REGARDING NAME CHANGE AND CHANGES TO RULE 35D-1 INVESTMENT POLICY, THE PRINCIPAL INVESTMENT STRATEGY, THE PROPRIETARY CUSTOM BENCHMARK INDEX AND UNDERLYING REFERENCE BENCHMARK INDEX, AND MANAGEMENT FEE RATE

This Supplement contains new and additional information regarding Hartford Multifactor Global Small Cap ETF and should be read in connection with your Summary Prospectus and Statutory Prospectus.

I.       Effective November 6, 2019, the following changes will be made to Hartford Multifactor Global Small Cap ETF (the “Fund”): (1) the name of the Fund will change from Hartford Multifactor Global Small Cap ETF to Hartford Multifactor Small Cap ETF and the ticker symbol will change from ROGS to ROSC; (2) the proprietary custom benchmark index tracked by the Fund will change from Hartford Risk-Optimized Multifactor Global Small Cap Index to Hartford Multifactor Small Cap Index; (3) the Fund’s principal investment strategy will change to reflect the change in the index; and (4) the Fund’s policy of investing at least 80% of its net assets in securities of small capitalization companies will be deleted. As a result of these changes, there will also be changes to the Fund’s principal risks and the underlying reference index for the Fund’s proprietary custom benchmark. In addition, the Fund’s policy of investing at least 40% of its assets in securities (i) issued by issuers organized or located outside the U.S.; (ii) issuers which primarily trade in market located outside the U.S.; (iii) issuers doing a substantial amount of business outside the U.S.; or (iv) issuers that have at least 50% of their sales or assets outside the U.S. will be deleted effective as of November 6, 2019.

In addition to the changes noted above, the methodology for the Fund’s current proprietary custom benchmark index – the Hartford Risk-Optimized Multifactor Global Small Cap Index – will be revised to change the schedule for rebalancing and reconstituting the index from March and September to December and June. As a result, the Hartford Risk-Optimized Multifactor Global Small Cap Index will not be rebalanced and reconstituted in September 2019.

Accordingly, effective November 6, 2019, the above referenced Summary Prospectus and Prospectus are revised as follows:

1.	References to Hartford Multifactor Global Small Cap ETF are deleted throughout and replaced with Hartford Multifactor Small Cap ETF and references to ROGS are deleted and replaced with ROSC.

II.       Effective November 6, 2019, the Fund’s management fee rate will be reduced from 0.39% to 0.34% of the Fund’s average daily net assets. Accordingly, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

1.	Under the heading “Your Expenses,” the Annual Fund Operating Expenses table as well as the expense example in the Summary Prospectus and the summary section of the Prospectus, are deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Hartford Multifactor Global Small Cap ETF Hartford Multifactor Global Small Cap ETF
Management fees	0.34%	[1]
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.34%	[2]
[1]	"Management fees" have been restated to reflect current fees.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include the restated "Management Fees."

EXAMPLE:

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The examples assume that:

•	Your investment has a 5% return each year

•	The Fund’s operating expenses remain the same

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Year 1	Year 3	Year 5	Year 10
Hartford Multifactor Global Small Cap ETF | Hartford Multifactor Global Small Cap ETF | USD ($)	35	109	191	431

2.	Under the heading “Principal Investment Strategy” in the above referenced Summary Prospectus and the summary section of the Prospectus, the discussion of the Fund’s principal investment strategy is deleted in its entirety and replaced with the following:

The Fund seeks to provide investment results that correspond to the total return performance of the Hartford Multifactor Small Cap Index (LROSCX) (the “Index”), which is designed to address risks and opportunities within the United States small cap universe by selecting equity securities of companies exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality. The Index seeks to enhance the return potential available from investment in a capitalization-weighted universe of U.S. small capitalization equity securities over a complete market cycle with up to 15% less volatility.

The Index is built with a rules-based, proprietary methodology, which employs a multi-layered risk-controlled approach that seeks to address the active risks versus the cap-weighted universe, accounting for liquidity and volatility risks. Specifically, the Index seeks to select companies exhibiting attractive risk premium profiles while managing overall volatility levels and active risks. The Index’s components are adjusted twice annually, with a reconstitution and rebalance occurring in March and September. The Index was established with a base value of 1,000 on June 28, 2019. Small cap securities are defined as the smallest up to 2,000 companies among the up to 3,000 largest U.S. companies by estimated free-float market capitalization. The capitalization range of the Index was $57 million to $6.7 billion as of July 31, 2019. The components of the Index, and the degree to which these components represent certain industries, may change over time. Each strategy index developed by Lattice Strategies LLC (“Lattice” or the “Adviser”) seeks to address identified risks within its asset class. For example, company concentrations, valuation insensitivity, and other unmanaged risk factors may be addressed through the index management process.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain derivative instruments that may not be included in the Index, cash and cash equivalents, including money market funds, as well as in securities that are not included in the Index, but that the sub-adviser believes will help the Fund track the Index. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received) in accordance with the Fund’s securities lending program and guidelines. To the extent that the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will do so in approximately the same amount as the Index.

The Index is sponsored by Lattice. Lattice determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. The Index is calculated and distributed by Solactive AG. Additional information on the Index can be found at www.hartfordfunds.com.

3.	Under the headings “Principal Risks” in the Summary Prospectus and “Hartford Multifactor Global Small Cap ETF Summary Section – Principal Risks” in the Prospectus the following risk disclosure paragraphs are deleted: Foreign Investments Risk, Emerging Markets Risk, Currency Risk and Geographic Risk.

Average annual total returns for the periods ending December 31, 2018
4.	Under the headings “Past Performance” in the Summary Prospectus and “Hartford Multifactor Global Small Cap ETF Summary Section – Past Performance” in the Prospectus, the average annual total returns table is replaced with the following:

Average Annual Returns - Hartford Multifactor Global Small Cap ETF	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Hartford Multifactor Global Small Cap ETF	Return Before Taxes	(11.87%)		4.65%		Mar. 23, 2015
After Taxes on Distributions | Hartford Multifactor Global Small Cap ETF	Return After Taxes on Distributions	(12.42%)		3.94%
After Taxes on Distributions and Sale of Fund Shares | Hartford Multifactor Global Small Cap ETF	Return After Taxes on Distributions and Sale of Fund Shares	(6.59%)		3.49%
Hartford Multifactor Small Cap Index	Hartford Multifactor Small Cap Index	none	[1],[2]	none	[1],[2]	Jun. 28, 2019
Hartford Risk-Optimized Multifactor Global Small Cap Index	Hartford Risk-Optimized Multifactor Global Small Cap Index	(11.65%)		5.20%		Mar. 23, 2015
Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or other taxes)	Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or other taxes)	(11.01%)	[1]	3.15%	[1]	Mar. 23, 2015
MSCI All Country World (ACWI) Small Cap Index (Net) (reflects no deduction for fees, expenses or other taxes)	MSCI All Country World (ACWI) Small Cap Index (Net) (reflects no deduction for fees, expenses or other taxes)	(14.39%)		2.82%		Mar. 23, 2015
[1]	The Fund is changing its proprietary custom benchmark index and its underlying reference index because Lattice, the Fund's investment adviser, believes that the new indices better reflect the Fund's revised investment strategy.
[2]	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.